ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Receivables [Abstract]
Balance at beginning of year	$ 333,792	[1]	$ 258,019		$ 228,344
Provision for credit losses	6,426		131,845		32,888
Write-offs	(69,712)		(57,868)		(4,460)
Effect of exchange rate	(2,093)		1,796		1,247
Balance at end of year	$ 268,413	[1]	$ 333,792	[1]	$ 258,019

[1]	As of December 31, 2021 and 2020, the allowances for credit losses of $14,989 and $16,517 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.